Trade and Other Receivables	12 Months Ended
Dec. 31, 2025
Disclosure Of Trade And Other Receivables [Abstract]
Trade and Other Receivables	25 Trade and Other Receivables

	2025	2024
	$m	$m
Amounts due from exchanges, clearing houses and other counterparties[1]	4,311.3	3,124.0
Amounts due from clients[1]	3,085.7	2,737.1
Trade debtors[1]	367.4	283.5
Amounts due from Prime Brokers[1]	313.9	101.5
Settlement balances[1]	2,045.2	593.8
Default funds and deposits	419.4	474.1
Loans receivable	283.5	89.8
Other tax and social security taxes	18.3	12.3
Other debtors	150.1	104.5
Prepayments	48.6	32.6
	11,043.4	7,553.2
1.During 2025 the Group made a voluntary change in presentation to separate Amounts due from Prime Brokers (previously included in Amounts due from clients) and
Settlement balances, (previously reflected within Trade debtors and Amounts due from exchanges, clearing houses and other counterparties).  The Group considers this disaggregation to provide more useful information.
Amounts due from exchanges, clearing houses and other counterparties
These balances primarily include cash deposits to meet margin requirements. The margin requirements comprise both initial and daily variation margin to secure futures, options and OTC products pertaining to the Group’s membership of the exchanges and the legal agreements with the clearing houses and other counterparties. Where the deposit of cash constitutes settlement, the amounts receivable from the exchanges, clearing houses and other counterparties constitute cash receivable.
There are exchanges where the deposit of cash does not constitute the settlement of the outstanding position, and when this is the case and where applicable the balance against these exchanges, clearing houses and other counterparties are reported net reflecting the initial margin and cash collateral being offset against the unrealized transactions.
Amounts receivable from clients
Receivables from clients include the total net deficits related to client activity in exchange-traded futures, options and OTC derivative trading accounts. Client deficits arise from realized and unrealized trading losses as well as from margin transactions. Client deficit accounts are reported gross of client accounts that contain net credit or positive balances, except where a right of offset exists, or where the agreement with the client is operated under a title transfer collateral agreement (TTCA). Where clients operate under TTCA agreements, this represents a single legal agreement, and in particular where these clients are provided clearing services by the Group, each client is accounted for as a single unit of account. Regardless of whether the amounts receivable from clients is a single unit of account or whether they represent part of a gross position, the income from clients is mainly reported through commission income with interest being earned on client deficits and interest being paid to clients on excess cash on deposit included within interest income and expense. Where clients are accounted for as a single unit of account, the net interest income or expense from the excess cash placed with the Group or owing to the
Group from any margin financing will be recorded net within interest income or interest expense.
Trade debtors
Trade debtors primarily consist of invoiced commissions, fees and other trade related receivables.
Trade debtors includes balances of $56.6m (2024: $108.7m) that qualify as financial assets measured at fair value through profit or loss, such as the provisionally priced invoices on physical commodity sales and the Group’s trade facilitation invoices which the Group has funded.
25      Trade and Other Receivables continued
Settlement balances
Settlement balances primarily relate to short-term settlement balances arising from transactions recognized on a trade date basis. These amounts settle within a few days through established clearing mechanisms and represent intermediary cash flows rather than trading positions.
Amounts due from Prime Brokers
Amounts due from Prime Brokers include cash, realized and unrealized gains or losses on futures and options and margin financing.
Loans Receivable
Loans receivable are measured at amortized cost in line with the Group's accounting policy outlined in Note 3 (i). Loans receivable primarily consist of credit lines offered to the Group's clearing clients and digital asset loans which form part of the Group's Hedging and Investment Solutions offering.
Default funds and deposits
These balances represent credit risk protection for the members of exchange, whereby a certain amount of cash is placed on deposit representing the members’ activities and the volatility in the prices of the exchange-traded commodities. These cash deposits are measured at amortized cost.
Other debtors
Other debtors mainly consist of interest receivable from banks on cash deposits which is accrued based on payment expectations on average balances and using agreed upon rates. Additionally other debtors include sign-on bonuses which are amortized over the contractual period.
(a) Segregated balances
Included in Amounts receivable from exchanges, clearing houses and other counterparties,
Amounts due from Prime Brokers and Amounts due from clients are segregated balances of $2,011.1m
(2024: $1,833.7m) and non-segregated balances of $5,699.8m (2024: $4,128.9m).
(b) Aging and ECL allowances
The Group recognized a lifetime ECL allowance for Trade debtors of $0.6m as at 31 December
2025 (2024: $1.1m) using a provision matrix under the simplified approach. In addition the Group recorded within amounts due from exchanges, clearing houses and other counterparties, an ECL allowance of $16.7m as at 31 December 2025 (2024: $15.2m), based on individual assessment, to reflect the expected credit losses associated with certain counterparties.
The Directors consider that the carrying amounts of trade and other receivables are not materially different to their fair value.
The provision matrix for trade debtors is as follows.

2025	Current	Less than 30 days	31 to 60 days	61 to 90 days	91 to 120 days	More than 120 days	Total
Expected credit loss rate	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Trade debtors $m	286.2	26.4	11.2	8.1	5.2	29.7	366.8
Trade debtors lifetime ECL $m	0.6	—	—	—	—	—	0.6
25      Trade and Other Receivables continued

2024	Current	Less than 30 days	31 to 60 days	61 to 90 days	91 to 120 days	More than 120 days	Total
Expected credit loss rate	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Trade debtors $m	214.8	24.2	11.4	7.4	4.1	20.5	282.4
Trade debtors lifetime ECL $m	1.0	0.1	—	—	—	—	1.1
Below we present the ageing of the Group’s other receivables different from trade debtors, excluding other tax and social security taxes and prepayments.

2025 ($m)	Current	Less than 30 days	31 to 60 days	61 to 90 days	91 to 120 days	More than 120 days	Total
Amounts due from exchanges, clearing houses and other counterparties	4,306.5	3.2	—	—	—	1.6	4,311.3
Amounts due from Prime Brokers	313.9	—	—	—	—	—	313.9
Settlement balances	2,017.7	26.1	1.0	0.2	—	0.2	2,045.2
Amounts receivable from clients	3,078.8	—	1.3	0.7	0.4	4.5	3,085.7
Default funds and deposits	419.4	—	—	—	—	—	419.4
Loans receivable	283.2	—	—	—	—	0.3	283.5
Other debtors	149.6	0.2	—	—	—	0.3	150.1
							10,609.1
Corresponding allowance for loan losses ECL							16.7

2024 ($m)	Current	Less than 30 days	31 to 60 days	61 to 90 days	91 to 120 days	More than 120 days	Total
Amounts due from exchanges, clearing houses and other counterparties	3,114.2	7.6	—	—	1.4	0.8	3,124.0
Amounts due from Prime Brokers	101.5	—	—	—	—	—	101.5
Settlement balances	589.0	4.4	0.1	0.1	0.1	0.1	593.8
Amounts receivable from clients	2,724.1	4.2	2.9	1.5	2.1	2.2	2,737.0
Default funds and deposits	474.1	—	—	—	—	—	474.1
Loans receivable	89.7	—	—	—	—	0.1	89.8
Other debtors	103.7	0.1	—	0.1	—	0.6	104.5
							7,224.7
Corresponding allowance for loan losses ECL							13.8
(c) Reconciliation of the movement in impairment allowance

	2025	2024
	$m	$m
At 1 January	15.2	20.9
Bad debts written off	(0.8)	(4.5)
Released to the income statement	(3.0)	(3.2)
Charged to the income statement	2.3	1.5
Other balance sheet movements	3.9	0.5
At 31 December	17.6	15.2
The impairment allowance of $17.6m (2024: $15.2m) in the table above includes $0.3m (2024:
$0.3m) ECL for cash and cash equivalents.